Benefit Plans (Termination And Curtailment Costs Changes For Postretirement Health Care Plans) (Details) (Post-Retirement [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Termination and curtailment	$ (4)	$ 40
Accrued Postretirement Health Care Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Termination and curtailment	11	40
Prior Service Credit [Member]
Defined Benefit Plan Disclosure [Line Items]
Termination and curtailment	$ (15)